ING American Funds Bond Portfolio

ING American Funds Bond Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		ING American Funds Bond Portfolio
Management Fee	[1][2]	0.36%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.60%
Other Expenses	[1]	0.05%
Total Annual Portfolio Operating Expenses	[1]	1.01%
[1]	This table and the Expense Examples below reflect the aggregate expenses of both the Portfolio and the American Funds Insurance Series Bond Fund ("Master Fund").
[2]	Based on the management fee of the Master Fund of 0.36%. The adviser does not charge a management fee when all or substantially all of the assets of the Portfolio are invested in the Master Fund.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING American Funds Bond Portfolio	103	322	558	1,236

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in Class 1 shares of the Master Fund, a series of American Funds Insurance Series® , a registered open-end investment company. In turn, the Master Fund normally invests at least 80% of its assets in bonds and other debt securities. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in the investment policy.

The Master Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the Master Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by nationally recognized statistical rating organizations (“NRSROs”) designated by the Master Fund’s investment adviser, or NRSROs, or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Master Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined by the Master Fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Master Fund may invest in debt securities of issuers domiciled outside the United States. The Master Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The Master Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Master Fund and its investments. Because the Portfolio invests all of its assets in the Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities. The Portfolio and the Master Fund expect to maintain consistent investment objectives, but if they do not, the Portfolio may withdraw from the Master Fund and receive either cash or securities in exchange for its interest in the Master Fund. The Board of Trustees (“Board”) would then consider whether the Portfolio should hire its own sub-adviser, invest in a different master fund, or take other appropriate action. Under the master/feeder structure, the Portfolio may also withdraw its investment in the Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in the Portfolio incurring additional costs or expenses and could also result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Master Fund). The Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. Any of the following risks, among others, could affect the Portfolio’s or Master Fund’s performance or cause the Portfolio or Master Fund to lose money or to underperform market averages of other similar funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Master Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Master Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Master Fund might be unable to sell the security at a time when the Master Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Master Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Master Fund could realize upon disposition. The Master Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Master Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Master Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Master Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Master Fund later than expected which may decrease the value of the obligation and prevent the Master Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s shares’ performance from year to year, and the table compares the Portfolio’s shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 5.88% and Worst quarter: 3rd, 2008, (5.64)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
ING American Funds Bond Portfolio		5.72%			3.09%		Nov. 12, 2007
ING American Funds Bond Portfolio BCAB Index	[1]	7.84%			6.65%	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Portfolio's inception for which data is available.